Audit Information	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Auditor [Line Items]
Auditor Name	Ernst & Young Inc	Ernst & Young Inc	Ernst & Young Inc
Auditor Location	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa
Auditor Firm ID	1698	1698	1698